Financial Instruments and Risk Management (Gold Option Contracts) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / oz oz	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedged items [line items]
Unrealized gains	$ (0.3)	$ 0.4
Gold Options | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value		0.5
Gains (losses) on change in fair value of derivatives	(3.5)	(0.5)
Unrealized gains	$ 0.3	$ 0.9
Gold Options | 2018 | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Ounces subject to contract | oz	44,100
Purchase Put Options | Gold Options | 2018 | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	1,755
Sold Call Option | Gold Options | 2018 | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	2,144